Restricted net assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restricted net assets [Abstract]
Percentage of after-tax income required to be transferred to statutory general reserve fund	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Restricted net assets	¥ 2,685,373	¥ 343,090